Significant events	12 Months Ended
Dec. 31, 2017
Significant events
Significant events

3.  Significant events

The following is a summary of the significant corporate transactions undertaken by the Bank over the last three years:

3.1 Mexican real estate sector

During the past years, the historic shortage of housing in Mexico drove the Mexican Government to actively incentivize its development. These incentives led to increased construction of subsidized housing. The lack of infrastructure, the long distances to workplaces and associated transportation costs caused increased abandonment and mortgage default of these homes. The foregoing, together with certain changes in governmental policies in the second quarter of 2012, originated a sharp decrease in the construction and sales reported by the principal Mexican homebuilders and adjustments to their growth plans and business models in order to compensate for the impacts of these changes.

In April and June 2014, two of the three major Mexican real estate companies were declared bankrupt as they fulfilled the requirements provided by the Mexican Commercial Bankruptcy Law to be considered insolvent. In June and November 2015, the Mexican authorities declared concluded the bankruptcy act for these two Mexican real estate companies.

In early December 2014, the remaining Mexican real estate company sent to the relevant court, a request to initiate a pre-arranged bankruptcy. In January 2015, this real estate company was declared bankrupt under the Mexican Commercial Bankruptcy Law, which was declared concluded by the Mexican authorities in February 2016.

As of December 31, 2016 and 2017, the loan portfolio of the Bank with the three principal Mexican real estate companies amounted to 2,201 million pesos and 44 million pesos, respectively, which represents 0.38% and 0.01% of loans and advances to customers and 0.16% and 0.003% of the total assets of the Bank, of which 1,505 million pesos and 44 million pesos, respectively, are impaired. As of December 31, 2016 and 2017, the Bank has made the corresponding allowance for impairment losses based on the incurred loss methodology for this loan portfolio and considered that this allowance for impairment losses adequately covers all known or knowable losses that could arise from this loan portfolio.

3.2 Sale agreement for custodial business

On July 24, 2015, Banco Santander (Spain) made an offer to the Bank to purchase their custodial business. This offer was accepted by the Bank. The agreed sale price was 1,191 million pesos. This offer required the Bank to transfer their custodial business; however, this obligation was subject to the following conditions: i) was valid until June 30, 2016; ii) was subject to the same conditions established in a global agreement signed by Banco Santander (Spain) consisted of the sale of the custodial businesses in Spain, Mexico and Brazil; iii) authorizations must have been obtained from the Mexican authorities to establish a special purpose entity whose purpose was the operation of the custodial business in Mexico; iv) was dependent on the global transaction, if it was terminated, the transaction would also terminate in Mexico; and v) the transaction should have been formalized through the signing of the respective contracts.

On August 2016, Mexican authorities authorized Banco Santander (Spain) to establish and operate a new bank in Mexico named Banco S3. The activities of Banco S3 would be focused on the specialized business of deposits, custodial and management of securities and cash in Mexico.

As mentioned in Note 1.d to the consolidated financial statements, on January 2, 2018, the Bank, as seller and Banco S3, as buyer, entered into a purchase-sale agreement of the custody business of the Bank. On February 2, 2018, Banco S3 obtained the authorization from the SHCP and the CNBV to operate as a financial institution in Mexico.

3.3 Scotiabank Inverlat loan portfolio acquisition

On November 26, 2014, the Bank entered into an agreement to acquire a non-revolving consumer loans portfolio from Scotiabank Inverlat, S.A. (Scotiabank).

On March 17, 2015, after having obtained applicable regulatory authorizations, the Bank signed a contract with Scotiabank to acquire the non-revolving consumer loans portfolio. This acquisition was finalized on April 2015. The acquired portfolio consists of 39,252 loans with a face value of 3,179 million pesos. The fair value of the acquired loan portfolio was 3,002 million pesos.

3.4 New auditors 2016

The Board of Directors of the Bank by meeting on July 23, 2015, agreed to appoint PricewaterhouseCoopers, S.C. (PwC), as the external auditor of the Bank to conduct the audit of the consolidated financial statements for 2016, 2017 and 2018. This decision was taken in line with corporate governance guidelines recommendations periodic rotation of the external auditor, on the proposal of the Audit Committee.

3.5 Issuance of subordinated liabilities

On December 29, 2016, the Bank issued Perpetual Subordinated Non-Preferred Contingent Convertible Additional Tier 1 Capital Notes (Subordinated Additional Tier 1 Capital Notes) for an amount of 500 million USD. The Subordinated Additional Tier 1 Capital Notes are convertible in common shares “F” Series, depending on the occurrence of some trigger events (see Note 22). This issue was privately acquired in its entirety by our Parent company (see Note 22).

3.6 Auction of Bonos de Regulación Monetaria Reportables

The Central Bank carried out an auction of Bonos de Regulación Monetaria Reportables (BREMS R) whose objective is to contribute to the healthy development of the Mexican Financial System as well as to make its monetary policy more efficient. On May 12, 2016, the Central Bank established in the Federal Official Gazette (DOF by its Spanish acronym) the rules of the auction for these BREMS R as an alternative for Mexican banks to comply with the compulsory deposits required by the Central Bank.

BREMS R can only be acquired by Mexican banks through auctions carried out by the Central Bank as well as through repurchase agreement transactions between them or between Mexican banks as per the provisions established by the Central Bank.

As of December 31, 2016 and 2017, the Bank’s position of BREMS R amounted to 7,781 and 7,783 million pesos, respectively, which were settled with resources originated from the cancelation of the compulsory deposits (see Note 9).

3.7 Acquisition of shares of Bolsa Mexicana de Valores, S.A.B. de C.V. from the Brokerage House

As mentioned in Note 46, on November 22, 2017, through an assignment contract, the Bank acquired from the Brokerage House its participation held in the Trust 1576 (the Trust) as depositary of "BOLSA A" shares of Bolsa Mexicana de Valores, S.A.B. of C.V., as well as the rights and obligations derived from the Trust's contract for 14,176,749 shares and an amount of 449 million pesos. This purchase of shares has been recognized within the caption "Available for sale financial assets" in the consolidated balance sheet of the Bank.

3.8 Authorization to incorporate Inclusión Financiera, S.A. de C.V.

In July 2017, the SHCP authorized the Group to incorporate a new company called Santander Inclusión Financiera, S.A. de C.V., Sociedad Financiera de Objeto Múltiple, Entidad Regulada, Grupo Financiero Santander México (Inclusión Financiera) as a subsidiary of the Bank, which its main activity is granting credits to low income creditors. The aim of this incorporation is to achieve a social impact through a competitive offer in the sector of microcredits. As of December 31, 2017, Inclusión Financiera has started operations through the placement of credits under this scheme for an amount less than 1 million pesos.

3.9 Corporate Restructuring

As indicated in Note 1.d, through the Ordinary and Extraordinary Shareholders' Meeting held on December 8, 2017, it was approved to carry out a corporate restructuring process that involves the Group, the Bank and the Brokerage House. As well as the constitution of a New Holding Company. “The Corporate Restructuring” was authorized by the SHCP through Official Letter UBVA/077/2017 dated December 13, 2017, which was effective starting January 1, 2018 from the accounting perspective, simultaneously with the corporate acts of “the Corporate Restructuring”.

The purpose of “the Corporate Restructuring” is to comply with certain guidelines issued by the European Central Bank, which establish, among other matters, that the contributions from minority shareholders can only be computed in the consolidated regulatory capital of Banco Santander, S.A. (Spain), if: (i) the company in which they own shares collects deposits from the general public (a credit institution in the case of Mexico) and (ii) such company’s equity is regulated.

3.10 Approval of a new technological model

On October 26, 2017 the Board of Directors approved the purchase of Isban México, S.A. de C.V. (ISBAN) with the objective of creating a new technology operating model for the Bank. The Bank will acquire the shares of ISBAN at 981 million pesos. This amount will be adjusted in accordance with the value of the shareholders' equity of ISBAN on the date that the Bank has all the regulatory authorizations to carry out this transaction.

As of the date of issuance of these consolidated financial statements, the corresponding approvals have not yet been obtained from the regulatory authorities.

3.11 Merger of Santander Vivienda, S.A. of C.V.

On December 21, 2016, the SHCP authorized the merger of Santander Vivienda, S.A. de C.V. (Santander Vivienda) as merging entity with Santander Hipotecario, S.A. de C.V. (Santander Hipotecario) and Santander Holding Vivienda, S.A. de C.V. (Santander Holding Vivienda) both as merged entities, which became extinct. The merger of these entities was effective on January 1, 2017. This merger was authorized by the Extraordinary General Shareholders' Meeting on December 30, 2016.